Investment Objectives and Goals - BNY Mellon Responsible Horizons Corporate Bond ETF	Jun. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return consisting of capital appreciation and income.